Net Income per Share (Details 1) - shares	3 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	88,407	266,497
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	679,995	1,394,330